Acquisition of Netmotion - Fair Values and Estimated Useful Lives of Acquired Identifiable Intangible Assets (Details) - NetMotion $ in Thousands	Feb. 18, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 135,600
Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 63,500
Useful life measured as period of time, intangible assets other than goodwill	6 years
Customer contracts and relationships
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 71,800
Useful life measured as period of time, intangible assets other than goodwill	10 years
Trade names
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 300
Useful life measured as period of time, intangible assets other than goodwill	6 months